Statement of Changes in Net Assets Available for Benefits - EBP 005 $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Income:
Plan’s interest in the Medtronic, Inc. Master Trust Fund income	$ 3,098,615
Interest income on notes receivable from participants	7,890
Total income	3,106,505
Contributions:
Participant	522,656
Employer, net	324,045
Rollover	87,159
Total contributions	933,860
Total additions	4,040,365
Deductions:
Benefits paid	(1,329,922)
Total deductions	(1,329,922)
Net increase	2,710,444
Transfers to other plans (Note 1)	(546,045)
Net increase	2,164,399
Net assets available for benefits:
Beginning of year	13,720,810
End of year	$ 15,885,209